ADVANCES RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31, 2024	December 31, 2023
Supplier prepayments and deposits	321,158	103,390
Accounts receivable	510,502	41,392
Loan to KGL and accrued interest	69,530	65,897
Other receivables and employee advances	290,220	172,633
Harmonized Sales Tax receivable	22,134	25,417
Allowance for bad debt	(69,530)	-
	$1,144,014	$408,729